Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Intangible Assets, Net [Abstract]
Licensed digital assets	$ 2,080,000
Less: accumulated amortization	(69,333)
Intangible assets, net	$ 2,010,667